Accounts receivable net (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Accounts receivable net
Accounts receivable	$ 27,477,450	$ 16,358,493
Less: allowance for doubtful accounts	(135,537)	(7,249)
Accounts receivable	$ 27,341,913	$ 16,351,244